Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	176.09
Maximum Aggregate Offering Price	$ 3,521,800,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 486,360.58
Offering Note	(1a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Amended and Restated Danaher Corporation Omnibus Incentive Plan by reason of certain corporate transactions or events, including any stock dividend, stock split, recapitalization or any other similar transaction affected the Registrant's common stock. (1b) Represents 20,000,000 additional shares of common stock reserved for issuance under the Amended and Restated Danaher Corporate Omnibus Incentive Plan. (1c) Estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration feed on the basis of $176.09, the average of the high and low prices of the Registrant's common stock on the New York Stock Exchange on June 3, 2026.